SCHEDULE OF RECONCILIATION OF INCOME TAXES (Details) - USD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Income Tax Disclosure [Abstract]
Income before income tax	$ 1,337,894	$ 1,386,904	$ 2,351,339
Tax expenses at the Cayman Islands statutory income tax rate
Tax effect of rate differences in various jurisdictions	220,752	228,839	387,971
Tax effect of provision for expected credit loss	(3,716)	32,895	18,425
Tax effect of depreciation allowance	(61,541)	(107,177)	(215,228)
Tax loss utilized			(62,658)
Tax effect of non-deductible expenditure	44,073		2,776
Tax effect of taxable temporary difference	68,580	87,010	248,884
Tax reduction allowed by Hong Kong government	(21,539)	(21,923)	(22,436)
Income tax expense	$ 246,609	$ 219,644	$ 357,734